Subsequent Events	6 Months Ended
Sep. 30, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

15 — SUBSEQUENT EVENTS

The Company evaluates subsequent events that have occurred after the balance sheet date but before the financial statements are issued. There are two types of subsequent events: (1) recognized, or those that provide additional evidence with respect to conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing financial statements, and (2) non-recognized, or those that provide evidence with respect to conditions that did not exist at the date of the balance sheet but arose subsequent to that date.

On November 3, 2017, the Company and Mr. Jiawei Cao entered into a Strategic Cooperation Agreement to form a joint venture in China, namely, Hangzhou Dacheng Automotive Technology Service Co., Ltd to upgrade the Company’s current platform to set-up a business ecosystem enabling customers of internet auto-insurance to take full advantage of the full range of off-line services provided by auto service providers. The Company and Mr. Cao will own 60% and 40% of the RMB 16.66 million equity interest in the joint venture, respectively

On November 10, 2017, the Company and Mr. Ning Li entered into a Strategic Cooperation Agreement to form a joint venture in China, namely, Zhejiang Zhongyiwulian Technology Service Co., Ltd expand the electric bike IoT intelligent anti-theft market in China. The Company and Mr. Li will own 51% and 49% of the RMB 20 million equity interest in the joint venture, respectively.

On October 20, 2017, the Company commenced trading on The NASDAQ Capital Market under the ticker symbol “LYL”

On October 23, 2017, Mr. Jianjun Sun, was appointed and approved by the Board to assume the role of Chief Executive Officer, a director and chairman of the Board, as well as member of the compensation committee by replacing Mr. Yu Han.

On December 12, 2017, the Company appointed two new directors to fill the vacancies left by two directors whom resigned from their positions as directors.